Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

June 29, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Strategic Trust (“Trust”) (File Nos. 333-160595 and 811-22311)

Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. REIT ETF

Post-Effective Amendment No. 161

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated June 27, 2023, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Amanda M. Saykes
Amanda M. Saykes
Corporate Counsel